STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes
Expected dividend yield
Expected volatility, minimum	74.00%	75.00%	70.25%
Expected volatility, maximum	78.00%	79.00%	109.00%
Risk-free interest rate, minimum	1.39%	1.44%	0.58%
Risk-free interest rate, maximum	1.80%	1.70%	2.08%
Unrecognized compensation expense related to non-vested market-based share awards	$ 262,726	$ 209,618
Non Qualified Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	$ 125	$ 0
Closing stock price of common stock	$ 0.6025	$ 0.585
Intrinsic value of options and warrants exercised			$ 232,139
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years	5 years	2 years 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years 4 months 24 days	5 years 9 months	7 years 3 months